EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Beginning balance	$ 52,890,000	$ 50,111,000
Drilling and exploration	370,000	1,579,000
Assessments and taxes	197,000	1,213,000
Effect of movements in exchange rates	5,000	(12,000)
Disposition of olympic claims		(1,000)
Transfer to other assets	(2,215,000)
Transfer to mining properties	(35,005,000)
Ending balance	16,242,000	52,890,000
Avino, Mexico City [Member]
Beginning balance	15,992,000	15,698,000
Drilling and exploration	60,000	130,000
Assessments and taxes	185,000	195,000
Effect of movements in exchange rates	5,000	(31,000)
Disposition of olympic claims		0
Transfer to other assets	0
Transfer to mining properties	0
Ending balance	16,242,000	15,992,000
Canada [Member]
Beginning balance	0	1,000
Drilling and exploration	0	0
Assessments and taxes	0	0
Effect of movements in exchange rates	0	0
Disposition of olympic claims		(1,000)
Ending balance	0	0
La Preciosa, Mexico [Member]
Beginning balance	36,898,000	34,412,000
Drilling and exploration	310,000	1,449,000
Assessments and taxes	12,000	1,018,000
Effect of movements in exchange rates	0	19,000
Disposition of olympic claims		0
Transfer to other assets	(2,215,000)
Transfer to mining properties	(35,005,000)
Ending balance	$ 0	$ 36,898,000